Financial Risk (Details 17) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Liquidity risk
Demands liabilities and overnight	$ 86	$ 725
% Demands liabilities and overnight of total deposits	2.97%	24.00%
Total liquid assets	$ 1,160	$ 1,706
% Total assets of total liabilities	40.15%	57.00%
United State of America
Liquidity risk
Total liquid assets	$ 1,132	$ 1,650
% Total liquid assets in the U.S. Federal Reserve	97.37%	97.00%